Document and Entity Information	0 Months Ended
Mar. 17, 2014
Risk/Return:
Document Type	497
Document Period End Date	Mar. 17, 2014
Registrant Name	UNIVERSAL INSTITUTIONAL FUNDS INC
Central Index Key	0001011378
Amendment Flag	false
Document Creation Date	Mar. 17, 2014
Document Effective Date	Mar. 17, 2014
Prospectus Date	Dec. 18, 2013
Class I Prospectus | Global Infrastructure Portfolio | Class I
Risk/Return:
Trading Symbol	UPGIX
Class II Prospectus | Global Infrastructure Portfolio | Class II
Risk/Return:
Trading Symbol	UPIIX